Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Line Items]
Schedule of Net Deferred Tax Assets
Significant components of the Company’s deferred tax assets as of December 31, 2022 and 2021 are summarized below:

	2022	2021
Deferred income tax assets:
Net operating losses	$7,642,000	$5,585,000
Accrued interest	747,000	543,000
Federal research and development tax credits	113,000	568,000
Amortization of research expense	585,000	—
Right of use asset	29,000	—
Non-qualified deferred compensation	263,000	132,000
Accrued compensation	271,000	142,000
Change in fair value of derivative liabilities	275,000	632,000

Total deferred tax asset	9,925,000	7,602,000

Valuation allowance	(9,925,000)	(7,602,000)

Net deferred income tax assets	$—	$—

Schedule of Reconciliation of the Federal Income Tax Rate To The Company's Effective Tax Rate
The components of the Company’s tax rate for the years ended December 31, 2022 and 2021 consisted of the following:

	2022	2021
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	7.9%	7.9%
Stock based compensation	(0.4%)	(1.1%)
Gain on loan forgiveness	(2.5%)	1.4%
Net operating loss true-up	2.6%
R&D expenses, net	0.0%	(0.6%)
R & D Credit	0.2%	2.2%
R & D True Up	(6.6%)	(1.9%)
Other permanent differences	(0.2%)	0.0%
Stock Compensation True up	0.0%	4.9%
Valuation allowance	(22.0%)	(33.8%)

Effective rate	(0.0%)	(0.0%)

Alpha Healthcare Acquisition Corp. III [Member]
Income Taxes [Line Items]
Schedule of Income Tax Provision

	December 31,
	2022	2021
Federal
Current	$391,198	$—
Deferred	(265,998)	(96,461)
Change in valuation allowance	265,998	96,461

Income tax provision	$391,198	$—

Schedule of Net Deferred Tax Assets
The Company’s net deferred tax assets consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Deferred tax asset
Net operating loss carryforward	$—	$33,531
Startup/Organization expenses	362,459	62,930

Total deferred tax assets	362,459	96,461
Valuation allowance	(362,459)	(96,461)

Deferred tax asset, net of allowance	$—	$—

Schedule of Reconciliation of the Federal Income Tax Rate To The Company's Effective Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of overallotment liability	—	8.3
Valuation allowance	44.0	(29.3)

Effective tax rate	65.0%	0.0%